Investments (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Investments	R$ 864	R$ 833
Provision for investment losses–Cnova N.V (*).		(863)
Investment	R$ 864	R$ (30)